Pension and Other Post-Employment Benefits (Changes In Benefit Obligation And Fair Value Of Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets, Beginning of Year	$ 291
Actual return on plan assets	26	40
Fair Value of Plan Assets, End of Year	264	291
Non-Current Liabilities	(144)	(110)
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	287	357
Service cost	3	4	5
Interest cost	12	12	14
Actuarial (gains) losses	19	(22)
Exchange differences	(22)	(19)
Benefits paid	(20)	(22)
Settlement		(26)
Special termination benefits		3
Projected Benefit Obligation, End of Year	279	287	357
Fair Value of Plan Assets, Beginning of Year	291	309
Actual return on plan assets	26	40
Exchange differences	(25)	(21)
Employer contributions	2	12
Transfers to defined contributions plan	(10)
Settlement		(26)
Special termination benefits		(1)
Fair Value of Plan Assets, End of Year	264	291	309
Funded Status of Plan Assets, End of Year	(15)	4
Other Assets	4	10
Non-Current Liabilities	(19)	(6)
Total Recognized Amounts in the Consolidated Balance Sheet	(15)	4
Net actuarial (gain) loss	44	37
Prior service costs	(5)	(6)
Total recognized in accumulated other comprehensive income before tax	39	31
OPEB [Member]
Defined Benefit Plan Disclosure [Line Items]
Projected Benefit Obligation, Beginning of Year	93	105
Service cost	10	12	14
Interest cost	4	4	4
Actuarial (gains) losses	14	(6)
Exchange differences	(3)
Employee contributions	1
Benefits paid	(5)	(4)
Plan amendment		13
Curtailment		(5)
Projected Benefit Obligation, End of Year	114	93	105
Employer contributions	4	4
Funded Status of Plan Assets, End of Year	(114)	(93)
Current Liabilities	(7)	(6)
Non-Current Liabilities	(107)	(87)
Total Recognized Amounts in the Consolidated Balance Sheet	(114)	(93)
Net actuarial (gain) loss	9	(6)
Prior service costs	(7)	(8)
Total recognized in accumulated other comprehensive income before tax	$ 2	$ (14)